Fair value measurement	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2022	Financial assets
Jul. 31	Cash and deposits with banks	$44,449	$885	$–	$–	$45,334	$45,334	$–
	Securities	49,229	71,014	–	56,606	176,849	175,912	(937)
	Cash collateral on securities borrowed	15,277	–	–	–	15,277	15,277	–
	Securities purchased under resale agreements	55,420	4,715	–	–	60,135	60,135	–
	Loans
	Residential mortgages	267,436	7	–	–	267,443	262,853	(4,590)
	Personal	43,903	–	–	–	43,903	43,817	(86)
	Credit card	14,991	–	–	–	14,991	15,078	87
	Business and government	149,275	29,077	225	–	178,577	178,249	(328)
	Derivative instruments	–	36,284	–	–	36,284	36,284	–
	Customers’ liability under acceptances	11,681	–	–	–	11,681	11,681	–
	Other assets	24,016	–	–	–	24,016	24,016	–
	Financial liabilities
	Deposits
	Personal	$217,765	$–	$11,144	$–	$228,909	$228,324	$(585)
	Business and government	365,665	–	12,698	–	378,363	378,346	(17)
	Bank	23,271	–	–	–	23,271	23,271	–
	Secured borrowings	46,404	–	1,510	–	47,914	47,733	(181)
	Derivative instruments	–	39,439	–	–	39,439	39,439	–
	Acceptances	11,685	–	–	–	11,685	11,685	–
	Obligations related to securities sold short	–	20,179	–	–	20,179	20,179	–
	Cash collateral on securities lent	3,299	–	–	–	3,299	3,299	–
	Obligations related to securities sold under repurchase agreements	59,851	–	3,841	–	63,692	63,692	–
	Other liabilities	17,186	104	5	–	17,295	17,295	–
	Subordinated indebtedness	6,359	–	–	–	6,359	6,438	79
2021	Financial assets
Oct. 31	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities lent	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2022 Jul. 31	2021 Oct. 31	2022 Jul. 31	2021 Oct. 31	2022 Jul. 31	2021 Oct. 31	2022 Jul. 31	2021 Oct. 31
Financial assets
Deposits with banks	$–	$–	$885	$296	$–	$–	$885	$296
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	4,937	3,015	24,711 (1)	24,737 (1)	–	–	29,648	27,752
Corporate debt	–	–	3,574	3,997	2	2	3,576	3,999
Mortgage- and asset-backed	–	–	2,998 (2)	2,235 (2)	147	55	3,145	2,290
	4,937	3,015	31,283	30,969	149	57	36,369	34,041
Loans mandatorily measured at FVTPL
Business and government	–	–	28,652	24,945	650 (3)	1,038 (3)	29,302	25,983
Residential mortgages	–	–	7	16	–	–	7	16
	–	–	28,659	24,961	650	1,038	29,309	25,999
Debt securities measured at FVOCI
Government issued or guaranteed	3,402	5,309	44,212	38,122	–	–	47,614	43,431
Corporate debt	–	–	6,647	7,833	–	–	6,647	7,833
Mortgage- and asset-backed	–	–	1,819	1,897	–	–	1,819	1,897
	3,402	5,309	52,678	47,852	–	–	56,080	53,161
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (4)	33,949	38,106	768	538	454	396	35,171	39,040
Securities purchased under resale agreements measured at FVTPL	–	–	4,715	7,090	–	–	4,715	7,090
Derivative instruments
Interest rate	17	3	6,960	8,948	16	35	6,993	8,986
Foreign exchange	–	–	12,045	11,707	–	–	12,045	11,707
Credit	–	–	11	4	43	49	54	53
Equity	2,697	4,650	1,780	1,877	4	13	4,481	6,540
Precious metal	–	–	168	132	–	–	168	132
Other commodity	119	343	12,424	8,151	–	–	12,543	8,494
	2,833	4,996	33,388	30,819	63	97	36,284	35,912
Total financial assets	$45,121	$51,426	$152,376	$142,525	$1,316	$1,588	$198,813	$195,539
Financial liabilities
Deposits and other liabilities (5)	$–	$–	$(24,971)	$(18,702)	$(490)	$(742)	$(25,461)	$(19,444)
Obligations related to securities sold short	(5,301)	(11,226)	(14,878)	(11,564)	–	–	(20,179)	(22,790)
Obligations related to securities sold under repurchase agreements	–	–	(3,841)	(3,975)	–	–	(3,841)	(3,975)
Derivative instruments
Interest rate	(7)	–	(9,665)	(8,426)	(556)	(136)	(10,228)	(8,562)
Foreign exchange	–	–	(16,339)	(11,039)	–	–	(16,339)	(11,039)
Credit	–	–	(24)	(50)	(47)	(54)	(71)	(104)
Equity	(3,083)	(3,422)	(3,171)	(5,280)	(3)	(77)	(6,257)	(8,779)
Precious metal	–	–	(344)	(147)	–	–	(344)	(147)
Other commodity	(565)	(1,122)	(5,635)	(2,348)	–	–	(6,200)	(3,470)
	(3,655)	(4,544)	(35,178)	(27,290)	(606)	(267)	(39,439)	(32,101)
Total financial liabilities	$(8,956)	$(15,770)	$(78,868)	$(61,531)	$(1,096)	$(1,009)	$(88,920)	$(78,310)

(1)	Includes nil related to securities designated at FVTPL (October 31, 2021: $49 million).
(2)	Includes nil related to asset-backed securities designated at FVTPL (October 31, 2021: $4 million).
(3)	Includes $225 million related to loans designated at FVTPL (October 31, 2021: $332 million).
(4)	Certain information has been reclassified to conform to the current period presentation.
(5)
Comprises deposits designated at FVTPL of $24,895

million (October 31, 2021: $18,530

million), net bifurcated embedded derivative liabilities of $
457

million (October 31, 2021: $750

million), other liabilities designated at FVTPL of $5

million (October 31, 2021: $51

million), and other financial liabilities measured at fair value of $104 million (October 31, 2021: $113

million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended July 31, 2022, we transferred $402 million of securities mandatorily measured at FVTPL from Level 1 to Level 2,
and
$1,784 million of securities sold short from Level 1 to Level 2, due to changes in observability in the inputs used to value these securities and derivatives (for the quarter ended April 30, 2022, $736 million of securities mandatorily measured at FVTPL from Level 1 to Level 2, $176 million of securities sold short from Level 1 to Level 2, and no transfers from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities and derivatives; for the quarter ended July 31, 2021, $82 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and no transfer from Level 2 to Level 1, and $4,473 million of securities sold short from Level 1 to Level 2 and no transfer from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities). In addition, transfers between Level 2 and Level 3 were made during the quarters ended July 31, 2022, April 30, 2022, and July 31, 2021, primarily due to changes in the assessment of the observability of certain correlation and market volatility inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances		Sales/ Settlements	Closing balance
Jul. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–		$–	$2
Mortgage- and asset-backed	110	–	–		–	–	–	37		–	147
Loans mandatorily measured at FVTPL
Business and government	570	–	1		(2)	–	–	–		81	650
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	481	7	43		(100)	–	–	38		(15)	454
Derivative instruments
Interest rate	17	–	(1)		–	–	–	–		–	16
Credit	42	–	1		–	–	–	–		–	43
Equity	2	–	–		–	2	–	–		–	4
Total assets	$1,224	$7	$44		$(102)	$2	$–	$75		$66	$1,316
Deposits and other liabilities (6)	$(694)	$(20)	$69		$–	$–	$–	$(5)		$160	$(490)
Derivative instruments
Interest rate	(744)	–	188		–	–	25	–		(25)	(556)
Credit	(47)	–	–		–	–	–	–		–	(47)
Equity	(1)	–	(1)		–	(1)	1	(1)		–	(3)

Total liabilities	$(1,486)	$(20)	$256		$–	$(1)	$26	$(6)		$135	$(1,096)
Apr. 30, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–		$–	$2
Mortgage- and asset-backed	86	–	–		–	–	–	61		(37)	110
Loans mandatorily measured at FVTPL
Business and government	640	–	(7)		6	–	–	–		(69)	570
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	454	–	–		31	–	–	18		(22)	481
Derivative instruments
Interest rate	25	–	(8)		–	–	–	–		–	17
Credit	43	(2)	1		–	–	–	–		–	42
Equity	16	1	(1)		–	–	(13)	1		(2)	2
Total assets	$1,266	$(1)	$(15)		$37	$–	$(13)	$80		$(130)	$1,224
Deposits and other liabilities (6)	$(811)	$(15)	$38		$–	$–	$1	$(85)		$178	$(694)
Derivative instruments
Interest rate	(213)	–	(522)		–	–	–	–		(9)	(744)
Credit	(48)	2	(1)		–	–	–	–		–	(47)
Equity	(16)	–	–		–	–	13	(1)		3	(1)
Total liabilities	$(1,088)	$(13)	$(485)		$–	$–	$14	$(86)		$172	$(1,486)
Jul. 31, 2021
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$2		$–	$2
Mortgage- and asset-backed	144	–	–		–	–	–	–		(12)	132
Loans mandatorily measured at FVTPL
Business and government	996	–	1		15	–	–	53		(21)	1,044
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	295	–	–		24	–	–	84		(29)	374
Derivative instruments
Interest rate	38	–	11		–	–	–	2		(17)	34
Foreign exchange	8	–	–		–	–	(8)	–		–	–
Credit	57	(1)	2		–	–	–	–		–	58
Equity	66	– (7)	23	(7)	–	–	(9)	17		6	103
Total assets	$1,604	$(1)	$37		$39	$–	$(17)	$158		$(73)	$1,747
Deposits and other liabilities (6)	$(601)	$12	$(184)		$–	$–	$9	$(7)		$119	$(652)
Derivative instruments
Interest rate	(218)	–	134	(7)	–	–	9	–	(7)	(12)	(87)
Credit	(62)	1	(2)		–	–	–	–		–	(63)
Equity	(184)	– (7)	(46	) (7)	–	–	1	(24)		20	(233)
Total liabilities	$(1,065)	$13	$(98	) (7)	$–	$–	$19	$(31	) (7)	$127	$(1,035)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Certain information has been reclassified to conform to the current period presentation.
(6)
Includes deposits designated at FVTPL of $108 million (April 30, 2022: $107 million; July 31, 2021: $95 million), net bifurcated embedded derivative liabilities of $376 million (April 30, 2022: $488 million; July 31, 2021: $550 million) and other liabilities designated at FVTPL of $6 million (April 30, 2022: $99 million; July 31, 2021: $7 million).

(7)	Restated from amounts previously presented to conform to the current period presentation.

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized	(2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances		Sales/ Settlements	Closing balance
Jul. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–		$–		$–	$–	$–	$–		$–	$2
Mortgage- and asset-backed	55	–		–		–	–	–	130		(38)	147
Loans mandatorily measured at FVTPL
Business and government	1,038	–		(9)		21	–	–	–		(400)	650
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	396	7		43		(22)	–	–	83		(53)	454
Derivative instruments
Interest rate	35	–		(20)		–	–	–	–		1	16
Credit	49	(7)		1		–	–	–	–		–	43
Equity	13	1		(2)		–	1	(8)	1		(2)	4
Total assets	$1,588	$1		$13		$(1)	$1	$(8)	$214		$(492)	$1,316
Deposits and other liabilities (6)	$(742)	$(73)		$(12)		$–	$–	$2	$(110)		$445	$(490)
Derivative instruments
Interest rate	(136)	–		(416)		–	–	27	–		(31)	(556)
Credit	(54)	7		–		–	–	–	–		–	(47)
Equity	(77)	–		(1)		–	(1)	67	–		9	(3)
Total liabilities	$(1,009)	$(66)		$(429)		$–	$(1)	$96	$(110)		$423	$(1,096)
Jul. 31, 2021
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$25	$–		$13		$–	$–	$–	$2		$(38)	$2
Mortgage- and asset-backed	135	–		–		–	–	–	44		(47)	132
Loans mandatorily measured at FVTPL
Business and government	626	–		–		(43)	–	–	511		(50)	1,044
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (5)	256	–		(3)		60	–	–	134		(73)	374
Derivative instruments
Interest rate	48	–		(1)		–	–	–	3		(16)	34
Foreign exchange	–	–		16		–	(8)	(8)	–		–	–
Credit	98	(13)		(27)		–	–	–	–		–	58
Equity	212	30	(7)	8	(7)	–	–	(10)	23		(160)	103
Total assets	$1,400	$17		$6		$17	$(8)	$(18)	$717		$(384)	$1,747
Deposits and other liabilities (6)	$4	$(260	) (7)	$(550	) (7)	$–	$(15)	$1	$(47)		$215	$(652)
Derivative instruments
Interest rate	(28)	–		(31	) (7)	–	–	9	(29	) (7)	(8)	(87)
Credit	(107)	13		34		–	–	–	–		(3)	(63)
Equity	(163)	(109	) (7)	(43	) (7)	–	–	9	(39)		112	(233)
Total liabilities	$(294)	$(356)		$(590	) (7)	$–	$(15)	$19	$(115	) (7)	$316	$(1,035)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Certain information has been reclassified to conform to the current period presentation.
(6)
Includes deposits designated at FVTPL of $108 million (July 31, 2021: $95 million), net bifurcated embedded derivative liabilities of $376 million (
July 31, 2021
: $550 million) and other liabilities designated at FVTPL of $6 million (July 31, 2021
: $7 million).

(7)	Restated from amounts previously presented to conform to the current period presentation.
Financial instruments designated at FVTPL (FVO)
A net gain of $24 million, net of hedges for the three months ended July 31, 2022 (a net gain of $4 million and a net gain of $5 million for the three months ended April 30, 2022 and July 31, 2021, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $53 million, net of hedges for the nine months ended July 31, 2022 was realized for FVO assets and FVO liabilities (a net gain of $38 million for the nine months ended July 31, 2021).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.